Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities:
Lease Financing	$ 392.0	$ 409.1	$ 398.2
Software Development	299.0	277.8	254.9
Accumulated Depreciation	22.0	19.7	48.6
Compensation and Benefits	112.2	29.7	7.1
State Taxes, net	63.3	54.7	52.4
Other Liabilities	104.0	170.9	137.6
Gross Deferred Tax Liabilities	992.5	961.9	898.8
Deferred Tax Assets:
Allowance for Credit Losses	107.8	114.7	114.5
Other Assets	81.1	114.5	150.0
Gross Deferred Tax Assets	188.9	229.2	264.5
Valuation Reserve	0	0	0
Deferred Tax Assets, net of Valuation Reserve	188.9	229.2	264.5
Net Deferred Tax Liabilities	$ 803.6	$ 732.7	$ 634.3